Investment Risks - Equable Shares Hedged Equity ETF	Feb. 28, 2026
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk. The Fund’s investment strategy of writing call options will result in performance that differs from that of the Index. The call options written by the Fund will limit the Fund’s opportunity to participate in increases when the Index performs well. Further, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Call Option Risks Member
Prospectus [Line Items]
Risk [Text Block]	Call Option Risks. Writing call options limits the Fund’s ability to participate in price increases of the underlying securities. For the duration of the option written, the Fund will restrict the opportunity to profit from increases in the market value of underlying equity securities. The premiums received from the options may not be sufficient to offset any losses sustained from the decline in value of the underlying stocks over time. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund invests in options on indexes or equity securities. Options are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Put Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Options Risk. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. As the buyer of a put option, the Fund risks losing the premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless.

Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The Fund invests in ETFs that invest in common stocks, options that derive their performance based on the Index, which is made up of common stocks, and may also at times invest directly in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. The risks of investment in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Shareholders may invest directly in an ETF, and thereby avoid duplicative fees. Trading on an exchange does not guarantee a liquid market will exist for an ETF. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. ETFs may trade at a premium or discount to their NAV.
Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (funds). A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Although the Advisor will evaluate regularly each ETF in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by an ETF, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF. The investment adviser to each ETF may change aspects of its investment strategies at any time.

General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. For example, the global pandemic caused by COVID-19 caused major disruptions to the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets experienced extreme volatility and severe losses, and trading in many instruments was disrupted. Liquidity for many instruments was greatly reduced for periods of time.

Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund may lose more than it has invested.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund, may prevent the Fund from taking advantage of other investment opportunities, or may prevent the Fund from meeting redemption requests.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a security held or option written by the Fund. If market conditions make it difficult to value securities or options, the Fund may value these securities or options using more subjective methods, such as fair value pricing. In such cases, the value determined for a security or option could be different than the value realized upon such security’s or option’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.